Consolidated Statement of Changes in Equity - USD ($)	Total	Share capital [Member]	Share-based payment reserve [Member]	Share subscriptions received [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 819,281	$ 13,977,256	$ 2,956,964	$ 313,874	$ (16,428,813)
Beginning Balance (Shares) at Dec. 31, 2014		47,861,502
Statement [Line Items]
Comprehensive loss for the year	(3,488,129)				(3,488,129)
Stock-based compensation	387,648		387,648
Shares issued for cash - private placement	2,703,416	$ 3,017,290		(313,874)
Shares issued for cash - private placement (Shares)		8,146,745
Shares issued for services	111,764	$ 111,764
Shares issued for services (Shares)		325,000
Derivative liability - warrants issued	(1,237,161)	$ (1,237,161)
Issuance costs - finders' warrants		(31,098)	31,098
Issuance costs - cash	(147,680)	(147,680)
Subscriptions received	31,102			31,102
Ending Balance at Dec. 31, 2015	(819,759)	$ 15,690,371	3,375,710	31,102	(19,916,942)
Ending Balance (Shares) at Dec. 31, 2015		56,333,247
Statement [Line Items]
Comprehensive loss for the year	(2,021,700)				(2,021,700)
Stock-based compensation	869,130		869,130
Shares issued for cash - private placement	1,937,107	$ 1,968,209		$ (31,102)
Shares issued for cash - private placement (Shares)		8,095,055
Shares issued for services	124,000	$ 124,000
Shares issued for services (Shares)		400,000
Shares issued for cash - options exercise	13,682	$ 24,381	(10,699)
Shares issued for cash - options exercise (Shares)		38,500
Derivative liability - warrants issued	(1,112,776)	$ (1,112,776)
Issuance costs - finders' warrants		(41,032)	41,032
Issuance costs - cash	(235,831)	(235,831)
Ending Balance at Dec. 31, 2016	(1,246,147)	$ 16,417,322	4,275,173		(21,938,642)
Ending Balance (Shares) at Dec. 31, 2016		64,866,802
Statement [Line Items]
Comprehensive loss for the year	(1,307,112)				(1,307,112)
Stock-based compensation	67,599		67,599
Shares issued for cash - private placement	1,645,457	$ 1,645,457
Shares issued for cash - private placement (Shares)		12,651,633
Shares issued for services	32,155	$ 32,155
Shares issued for services (Shares)		140,000
Shares issued for cash - options exercise	39,610	$ 65,618	(26,008)
Shares issued for cash - options exercise (Shares)		130,000
Shares issued for cash - warrants exercise	97,253	$ 97,253
Shares issued for cash - warrants exercise (Shares)		375,000
Derivative liability - warrants issued	(813,126)	$ (813,126)
Issuance costs - finders' warrants		(56,367)	56,367
Issuance costs - cash	(174,721)	(174,721)
Ending Balance at Dec. 31, 2017	$ (1,626,916)	$ 17,213,591	$ 4,373,131		$ (23,213,638)
Ending Balance (Shares) at Dec. 31, 2017		78,163,435